SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Significant Accounting Policies Details 1Abstract
Stock options	1,750,000	0	0
Warrants	6,650,000	0	0